Leases - Schedule of Group's Lease Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Lease liabilities
Balance at 1 January	$ 150,077
Adjustments for indexed leases	5,623
New leases	517
Cancelled leases	(3,257)
Installment payments	(6,240)
Foreign currency adjustment	(781)
Translation difference	(163)
Balance at 30 June	145,776
Current liabilities	(11,819)	$ (12,078)
Non-current liabilities	$ 133,957	$ 137,999